Commitment and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Commitments and contingencies [line items]
Commitments net	$ 7,027	$ 9,586
Bank guarantees	1,264	1,358
Restricted time deposits	$ 766	$ 660
Bottom of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	1 year
Top of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	5 years